INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income (loss) before taxes on income	$ 151,925,000	$ 37,839,000	$ (467,843,000)
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical income tax expense (benefit)	$ 34,943,000	$ 8,703,000	$ (107,604,000)
Change in valuation allowance	(18,717,000)	9,273,000	18,179,000
Share-based compensation	(740,000)	1,236,000	3,132,000
Non-deductible expenses and other permanent differences	2,146,000	(8,265,000)	939,000
Effect of subsidiaries with different tax rates	2,597,000	4,597,000	1,859,000
Preferred enterprise benefits	(14,881,000)	(7,709,000)	39,108,000
Income taxes related to prior years	1,336,000	(1,001,000)	(2,375,000)
Uncertain tax positions	6,068,000	(1,587,000)	3,894,000
Other	851,000	(545,000)	(112,000)
Income tax expense (benefit)	$ 13,603,000	$ 4,702,000	$ (42,980,000)